Lease liabilities - Lease payment maturity analysis (undiscounted) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease payment maturity analysis (undiscounted)	$ 2,519
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease payment maturity analysis (undiscounted)	1,010
1 - 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payment maturity analysis (undiscounted)	884
2 - 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease payment maturity analysis (undiscounted)	$ 625